General information	12 Months Ended
Oct. 31, 2021
General information [Abstract]
General information
General information
Micro Focus International plc (“Company”) is a public limited company incorporated and domiciled in England and Wales. The address of its registered office is: The Lawn, 22-30 Old Bath Road, Newbury, RG14 1QN, UK.

Micro Focus International plc and its subsidiaries (together “Group”) provide innovative software to clients around the world enabling them to dramatically improve the business value of their enterprise applications. As at October 31, 2021, the Group had a presence in 48 countries (October 31, 2020: 48; October 31, 2019: 48) worldwide and employed approximately 11,355 people (October 31, 2020; 11,900; October 31, 2019: 12,100).

The Company is listed on the London Stock Exchange and its American Depositary Shares are listed on the New York Stock Exchange.

The Group Consolidated financial statements were authorized for issuance by the board of directors on February 7, 2022.